Condensed Consolidated Statements of Cash Flows (Unaudited)	9 Months Ended
Feb. 29, 2016 USD ($)
Operating Activities
Net loss	$ (8,002,512)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of debt discount	280
Amortization of deferred financing costs	15,476
Expenses paid by related party	15,910
Loss on change in fair value of derivative liability	1,372,150
Shares issued for services	5,940,000
Changes in operating assets and liabilities:
Prepaid expenses	(10,000)
Deposits	65,005
Inventory	(215,675)
Accounts payable and accrued liabilities	56,396
Net cash used in operating activities	(762,970)
Financing Activities
Proceeds from convertible debentures, net of financing costs	435,000
Proceeds from issuance of loans payable	251,152
Proceeds from the issuance of subscription payable	50,000
Proceeds from related parties	109,785
Repayment of loans payable	(20,000)
Repayments to related parties	(99,500)
Net cash provided by financing activities	726,437
Decrease in cash	(36,533)
Cash, beginning of period	40,023
Cash, end of period	$ 3,490
Supplemental disclosures:
Interest paid
Income taxes paid
Noncash Investing and financing activities
Debt discount due to beneficial conversion feature	$ 512,500
Deferred financing costs	(65,000)
Inital derivative liability	(2,245,184)
Net liabilities assumed in share exchange agreement	15,698
Original issue discount on convertible debenture	$ (12,500)